INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes Details Narrative
Statutory income tax rate	27.00%	27.00%	26.00%
Net capital losses carried forward	$ 994,000
Available resource-related deductions carried forward	2,656,000
Unrecognized unused non-capital tax losses	$ 4,218,000	$ 4,085,000